Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	July 2011
Distribution Date	08/15/11
Transaction Month	15
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		April 16, 2010
Closing Date:		May 13, 2010

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,097,444,291.72	63,151	5.14%	59.59
Original Adj. Pool Balance:		$1,071,191,812.19

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$219,000,000.00	19.955%	0.39821%		May 16, 2011
Class A-2 Notes	Fixed	$238,000,000.00	21.687%	0.86000%		November 15, 2012
Class A-3 Notes	Fixed	$317,000,000.00	28.885%	1.50000%		October 15, 2014
Class A-4 Notes	Fixed	$186,850,000.00	17.026%	2.45000%		December 15, 2016
Total Securities		$960,850,000.00	87.553%

Overcollateralization		$110,341,812.19	10.054%
YSOA		$26,252,479.53	2.392%
Total Original Pool Balance		$1,097,444,291.72	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$79,436,032.25	0.3337648	$59,302,245.10	0.2491691	$20,133,787.15
Class A-3 Notes	$317,000,000.00	1.0000000	$317,000,000.00	1.0000000	$-
Class A-4 Notes	$186,850,000.00	1.0000000	$186,850,000.00	1.0000000	$-
Total Securities	$583,286,032.25	0.6070521	$563,152,245.10	0.5860980	$20,133,787.15

Weighted Avg. Coupon (WAC)	5.17%		5.17%
Weighted Avg. Remaining Maturity (WARM)	46.43		45.54
Pool Receivables Balance	$714,818,839.22		$689,732,716.05
Remaining Number of Receivables	53,348		52,586

Adjusted Pool Balance	$700,521,300.84		$676,116,710.35

III. COLLECTIONS

Principal:
Principal Collections	$23,922,487.62
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$861,279.08
Total Principal Collections	$24,783,766.70

Interest:
Interest Collections	$3,025,476.42
Late Fees & Other Charges	$41,381.12
Interest on Repurchase Principal	$-
Total Interest Collections	$3,066,857.54

Collection Account Interest	$2,017.91
Reserve Account Interest	$442.13
Servicer Advances	$-

Total Collections	$27,853,084.28

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Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	July 2011
Distribution Date	08/15/11
Transaction Month	15
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections					$27,853,084.28
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$27,853,084.28
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$595,682.37		$595,682.37	$595,682.37
Collection Account Interest					$2,017.91
Late Fees & Other Charges					$41,381.12
Total due to Servicer					$639,081.40

3. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$56,929.16		$56,929.16
Class A-3 Notes		$396,250.00		$396,250.00
Class A-4 Notes		$381,485.42		$381,485.42

Total interest:		$834,664.58		$834,664.58	$834,664.58

Available Funds Remaining:					$26,379,338.30

4. Principal Distribution Amount:					$20,133,787.15

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$20,133,787.15
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		20,133,787.15		$20,133,787.15
Total Noteholders Principal				$20,133,787.15

5. Available Amounts Remaining to reserve account					6,245,551.15

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					6,245,551.15

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$14,297,538.38
Beginning Period Amount	$14,297,538.38
Current Period Amortization	$681,532.68
Ending Period Required Amount	$13,616,005.70
Ending Period Amount	$13,616,005.70
Next Distribution Date Required Amount	$12,953,914.97

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,355,959.06
Beginning Period Amount	$5,355,959.06
Current Period Release to Collection Account	$-
Current Period Deposit	$6,245,551.15
Current Period Release to Depositor	$6,245,551.15
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,355,959.06
Ending Period Amount	$5,355,959.06

VII. OVERCOLLATERALIZATION

Overcollateralization Target	17.50%
Overcollateralization Floor	1.25%
		Beginning	Ending	Target
Overcollateralization Amount		$117,235,268.59	$112,964,465.25	$112,964,465.25
Overcollateralization as a % of Adjusted Pool		16.74%	16.71%	16.71%

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Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	July 2011
Distribution Date	08/15/11
Transaction Month	15
30/360 Days	30
Actual/360 Days	31

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.58%	51,841	98.42%	$678,803,626.17
30 - 60 Days	1.12%	587	1.24%	$8,523,480.44
61 - 90 Days	0.22%	115	0.26%	$1,783,038.88
91 + Days	0.08%	43	0.09%	$622,570.56
		52,586		$689,732,716.05
Total
Delinquent Receivables 61 + days past due	0.30%	158	0.35%	$2,405,609.44
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.30%	162	0.34%	$2,458,680.57
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.28%	149	0.31%	$2,284,558.38
Three-Month Average Delinquency Ratio	0.29%		0.33%

Repossession in Current Period		69		$1,201,951.53
Repossession Inventory		78		$819,915.31

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,163,635.55
Recoveries				$(861,279.08)
Net Charge-offs for Current Period				$302,356.47

Beginning Pool Balance for Current Period				$714,818,839.22

Net Loss Ratio				0.51%
Net Loss Ratio for 1st Preceding Collection Period				0.84%
Net Loss Ratio for 2nd Preceding Collection Period				-0.07%
Three-Month Average Net Loss Ratio for Current Period				0.43%

Cumulative Net Losses for All Periods				$6,281,411.19
Cumulative Net Losses as a % of Initial Pool Balance				0.57%

Principal Balance of Extensions				$3,406,283.35
Number of Extensions				213

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